Lease revenue (Tables)	12 Months Ended
Dec. 31, 2021
Lease Revenue [Abstract]
Schedule of contracted minimum future lease payments receivable from lessees for equipment on non-cancelable operating leases	The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft, engines and helicopters as of December 31, 2021 were as follows:

Contracted minimum future lease payments receivable
2022	$5,795,836
2023	5,578,759
2024	5,318,652
2025	4,737,068
2026	4,231,210
Thereafter	15,355,925
$41,017,450